Form N-1A Supplement	Jul. 01, 2026
TIFF Multi-Asset Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

TIFF INVESTMENT PROGRAM (“TIP”)
TIFF MULTI-ASSET FUND (“MAF”)

Supplement Dated July 1, 2026
to the Prospectus Dated April 30, 2026, as Supplemented April 30, 2026

This supplement provides new and additional information to the MAF Prospectus referenced above.

On June 23, 2026, the Board of Trustees of TIP (the “Board”) approved (i) a money manager agreement between TIP, on behalf of TIFF Multi-Asset Fund (the “Fund”), and Phoenix Asset Management Partners Limited (“Phoenix”), a new money manager for the Fund, and (ii) a money manager agreement between TIP, on behalf of the Fund, and Fidelity Diversifying Solutions LLC (“Fidelity”), a new money manager for the Fund, both effective July 1, 2026. The Board also approved an amended and restated fee schedule to the money manager agreement between the Fund and CenterBook Partners LP (“CenterBook”). Finally, effective July 1, 2026, portfolio manager Trevor Graham was appointed Co-Chief Investment Officer of TIP and Brad Calder was added as a portfolio manager of the Fund.